Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation:  The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its wholly‑owned subsidiaries. The subsidiaries are fully consolidated from the date on which control is obtained by the Company.

The Company also consolidates entities that are determined to be variable interest entities, of which the Company is the primary beneficiary, as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Inter‑company transaction balances and unrealized gains/(losses) on transactions between the companies are eliminated.

Investments in affiliates

Investments in affiliates: The Company’s investments in affiliates are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in affiliates for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Consolidated Statements of Operations.

Use of Estimates

Use of Estimates:  The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on‑going basis, management evaluates the estimates and judgments, including those related to the selection of useful lives for tangible assets, expected future cash flows from long‑lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Reclassifications in Other Comprehensive Income/(Loss)

Reclassifications in Other Comprehensive Income/(Loss): The Company had the following reclassifications out of Accumulated Other Comprehensive Loss during the years ended December 31, 2020, 2019 and 2018, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income	2020	2019	2018
Amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	$3,632	$3,622	$3,694
Accelerated amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	—	—	1,443
Total Reclassifications		$3,632	$3,622	$5,137

Foreign Currency Translation

Foreign Currency Translation:  The functional currency of the Company is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company’s wholly‑owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries’ primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the Consolidated Statements of Operations. The foreign currency exchange gains/(losses) recognized in the accompanying Consolidated Statements of Operations for each of the years ended December 31, 2020, 2019 and 2018 were $0.4 million loss, $0.2 million loss and $0.1 million loss, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents:  Cash and cash equivalents consist of interest bearing call deposits, where the Company has instant access to its funds and withdrawals and deposits can be made at any time, as well as time deposits with original maturities of three months or less which are not restricted for use or withdrawal. Cash and cash equivalents of $65.7 million as of December 31, 2020 (December 31, 2019: $139.2 million) comprised cash balances and short-term deposits.

Restricted Cash

Restricted Cash:  Cash restricted accounts include retention accounts and any cash that is legally restricted as to withdrawal or usage. Until the full repayment of the KEXIM ABN Amro loan facility in June 2018, the Company was required to deposit one-third of quarterly and one‑sixth of the semi‑annual principal installments and interest payments, respectively, due on the outstanding loan balance monthly in a retention account. On the rollover settlement date, both principal and interest were paid from the retention account. Refer to Note 3, "Cash, Cash Equivalents and Restricted Cash”.

Accounts Receivable, Net

Accounts Receivable, Net:  The amount shown as Accounts Receivable, net, at each balance sheet date includes estimated recoveries from charterers for hire from operating leases accounted for in accordance with Topic 842 and demurrage billings, net of a provision for doubtful accounts. Accounts receivable are short term in duration as payments are expected to be received within one year. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts based on the Company’s history of write‑offs, level of past due accounts based on the contractual term of the receivables and its relationships with and economic status of its customers. Bad debts are written off in the period in which they are identified.

Insurance Claims

Insurance Claims:  Insurance claims represent the claimable expenses, net of deductibles, which are expected to be recovered from insurance companies. Any costs to complete the claims are included in accrued liabilities. The Company accounts for the cost of possible additional call amounts under its insurance arrangements in accordance with the accounting guidance for contingencies based on the Company’s historical experience and the shipping industry practices. Insurance claims are included in the consolidated balance sheet line item “Other current assets”.

Prepaid Expenses and Inventories

Prepaid Expenses and Inventories:  Prepaid expenses consist mainly of insurance expenses, and inventories consist of bunkers, lubricants and provisions remaining on board the vessels at each period end, which are valued at cost as determined using the first‑in, first‑out method. Costs of spare parts are expensed as incurred.

Deferred Financing Costs

Deferred Financing Costs: Loan arrangement fees incurred for obtaining new loans, for loans that have been accounted for as modified and the fees paid to third parties for loans that have been accounted for as extinguished, where there is a replacement debt and the lender remains the same, are deferred and amortized over the loans’ respective repayment periods using the effective interest rate method and are presented in the consolidated balance sheets as a direct deduction from the carrying amount of debt liability. Unamortized deferred financing costs for extinguished facilities are written-off. Loan arrangement fees related to the facilities accounted for under troubled debt restructuring with future undiscounted cash flows greater than the net carrying value of the original debt are capitalized and amortized over the loan respective repayment period using the effective interest rate method. Additionally, amortization of deferred finance costs amounting to $16.8 million, $16.9 million and $15.0 million is included in interest expenses in the Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018, respectively.

Fixed Assets

Fixed Assets:  Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels consists of the contract purchase price and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise, these expenditures are charged to expense as incurred. Interest costs while under construction are included in vessels’ cost.

The Company has acquired five vessels in the secondhand market in 2020, all of which were considered to be acquisitions of assets. Following adoption of ASU 2017-01 “Business Combinations (Topic 805)” on January 1, 2018, the Company evaluates if any vessel acquisition in secondhand market constitutes a business or not. When substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not a business. The following assets are considered as a single asset for the purposes of the evaluation (i) a tangible asset that is attached to and cannot be physically removed and used separately from another tangible assets (or an intangible asset representing the right to use a tangible asset); (ii) in place lease intangibles, including favorable and unfavorable intangible assets or liabilities, and the related leased assets.

The Company charters in two of its vessels Hyundai Honour and Hyundai Respect under a four years sale and leaseback arrangement. The proceeds received by the Company from the buyer-lessor were recognized as a financial leaseback obligation as this arrangement did not qualify for a sale of these vessels. The Company has substantive repurchase obligation of these vessels at the end of the leaseback period or earlier, at the Company's option, and retains the control over these vessels. Each leaseback payment is allocated between the liability and interest expense to achieve a constant interest rate on the leaseback obligation outstanding. The interest element of the leaseback payment is charged under "Interest expense" in the accompanying Consolidated Statements of Operations over the leaseback period.

Depreciation

Depreciation:  The cost of the Company’s vessels is depreciated on a straight-line basis over the vessels’ remaining economic useful lives after considering the estimated residual value (refer to Note 4, “Fixed Assets, net”). Management has estimated the useful life of the Company’s vessels to be 30 years from the year built.

Vessels held for sale

Vessels held for sale: Vessels are classified as “Vessels held for sale” when all of the following criteria are met: management has committed to a plan to sell the vessel; the vessel is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable and transfer of the vessel is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale.

Accounting for Special Survey and Drydocking Costs

Accounting for Special Survey and Drydocking Costs:  The Company follows the accounting guidance for planned major maintenance activities. Drydocking and special survey costs, which are reported in the balance sheet within “Deferred charges, net”, include planned major maintenance and overhaul activities for ongoing certification including the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company follows the deferral method of accounting for special survey and drydocking costs, whereby actual costs incurred are deferred and amortized on a straight‑line basis over the period until the next scheduled survey and drydocking, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off.

The amortization periods reflect the estimated useful economic life of the deferred charge, which is the period between each special survey and drydocking.

Costs incurred during the drydocking period relating to routine repairs and maintenance are expensed. The unamortized portion of special survey and drydocking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain/(loss) on sale of the vessel.

Pension and Retirement Benefit Obligations-Crew

Pension and Retirement Benefit Obligations‑Crew:  The crew on board the companies’ vessels serve in such capacity under short‑term contracts (usually up to seven months) and accordingly, the vessel‑owning companies are not liable for any pension or post‑retirement benefits.

Dividends	Dividends: Dividends, if any, are recorded in the Company’s financial statements in the period in which they are declared by the Company’s board of directors.
Impairment of Long-lived Assets

Impairment of Long‑lived Assets: The accounting standard for impairment of long-lived assets requires that long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If any such indication exists, the Company performs step one of the impairment test by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. In the case of a vessel held and used, if the future net undiscounted cash flows are less than the carrying value of the vessel, the Company performs step two of impairment assessment by comparing the vessel's fair value to its carrying value and an impairment loss is recorded equal to the difference between the vessel’s carrying value and fair value.

As of December 31, 2020 and 2019, the Company concluded that events and circumstances triggered the existence of potential impairment of some of  its vessels. These indicators included volatility in the charter market and the vessels’ market values, as well as the potential impact the current marketplace may have on its future operations. As a result, the Company performed step one of the impairment assessment for some of the Company’s vessels by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. The Company’s strategy is to charter its vessels under multi‑year, fixed rate period charters that have the initial terms ranging from less than 1 to 18 years for vessels in its fleet, providing the Company with contracted stable cash flows. The Company used number of factors and assumptions in its undiscounted projected net operating cash flow analysis included, among others, operating revenues, off‑hire revenues, drydocking costs, operating expenses and management fees estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as the estimated time charter equivalent rates for the remaining life of the vessel after the completion of its current contract for non-contracted revenue days. The estimated daily time charter equivalent rate used for the non-contracted revenue days of each vessel is considered a significant assumption. Recognizing that the container transportation industry is cyclical and subject to significant volatility based on factors beyond the Company’s control, management believes that the most recent 5 to 15 years historical average time charter rates represent a reasonable benchmark for the estimated time charter equivalent rates for the non-contracted revenue days, as such averages take into account the volatility and cyclicality of the market. In addition, the Company used an annual operating expenses escalation factor and estimates of scheduled and unscheduled off-hire revenues based on historical experience. All estimates used and assumptions made were in accordance with the Company’s internal budgets and historical experience of the shipping industry.

As at December 31, 2020 and 2019, the Company's assessment concluded that step two of the impairment analysis was not required for any vessel, as the undiscounted projected net operating cash flows of all vessels exceeded the carrying value of the respective vessels. As of December 31, 2020 and 2019, no impairment loss was identified. As at December 31, 2018, the Company’s assessment concluded that step two of the impairment analysis was required for certain of its vessels, as the undiscounted projected net operating cash flows of certain vessels did not exceed the carrying value of the respective vessels. Fair value of each vessel was determined by management with the assistance from valuations obtained by third party independent shipbrokers. As of December 31, 2018, the Company recorded an impairment loss of $210.7 million for ten of its vessels that are held and used, which is reflected under “Impairment loss” in the accompanying Consolidated Statements of Operations.

Investments in Debt Securities

Investments in Debt Securities: Available for sale securities are carried at fair value with net unrealized gain/(loss) included in accumulated other comprehensive income/(loss), subject to impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Interest income, including amortization of premiums and accretion of discounts are recognized in the interest income in the consolidated statements of operations. Upon sale, realized gain/(loss) is recognized in the consolidated statement of operations based on specific identification method. The Company adopted ASU 2016-13 “Financial Instruments – Credit Losses (Topic 326)” on January 1, 2020. Management evaluates securities for impairment on a quarterly basis. An investment is considered impaired if the fair value of the investment is less than its amortized cost. Consideration is given to: i) if the Company intends to sell the security (that is, it has decided to sell the security); ii) it is more likely than not that the Company will be required to sell the security before the recovery of its entire amortized cost basis; or iii) a credit loss exists. If it is determined that the Company intends to sell the security or it is more likely than not that the Company will be required to sell the securities before the recovery of its entire amortized cost basis, the impairment loss, difference between the fair value and amortized cost basis of the securities, will be recorded in the accompanying Consolidated Statements of Operations.

The fair value of debt securities is estimated based on a weighted combination of (1) a yield-to-maturity analysis based on a quoted (non-binding) price from a third party broker, (2) a yield-to-maturity analysis of a similar bond(s) in an active market and (3) the available market data for yield-to-maturity for the corporate bonds, if available. The weightings and the yield-to-maturities used in the calculation of fair value of the debt securities are assumptions that require significant management judgement.

When the securities are impaired at the reporting date, and the Company does not meet the guidance for intending to sell or more likely than not being required to sell the securities before the amortized cost basis is recovered, the Company determines whether the impairment is related to credit or non-credit factors. To determine the amount of impairment related to credit, the Company compares the present value of the cash flows expected to be collected on the securities with the amortized cost basis of the securities. If the present value of cash flows expected to be collected is less than the securities’ amortized cost basis, the difference is recorded as an allowance for credit losses in the accompanying Consolidated Statements of Operations. Any remaining difference between the securities’ fair value and amortized cost basis is considered to be non-credit related impairment and is recorded in the accompanying Consolidated Statements of Other Comprehensive Income/(Loss).

Investments in Equity Securities

Investments in Equity Securities: The Company classifies its equity securities of ZIM at cost as the Company does not have the ability to exercise significant influence. Following the adoption of ASU 2016-01 “Recognition and measurement of Financial Assets and Financial Liabilities” on January 1, 2018, the Company measures the investment in ZIM equity securities at cost, less impairment, adjusted for subsequent observable price changes. ZIM equity securities do not have readily determinable fair value in any of the periods presented.

Management evaluates the equity security for other than temporary impairment on a quarterly basis. An investment is considered impaired if the fair value of the investment is less than its cost. Consideration is given to significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, significant adverse change in the regulatory, economic, or technological environment of the investee, significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates, as well as factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

Accounting for Revenue and Expenses

Accounting for Revenue and Expenses:  The Company derives its revenue from time charters and bareboat charters of its vessels, each of which contains a lease. These charters involve placing the specified vessel at charterers’ use for a specified rental period of time in return for the payment of specified daily hire rates. Most of the charters include options for the charterers to extend their terms. Under a time charter, the daily hire rate includes lease component related to the right of use of the vessel and non-lease components primarily related to the operating expenses of the vessel incurred by the Company such as commissions, vessel operating expenses: crew expenses, lubricants, certain insurance expenses, repair and maintenance, spares, stores etc. and vessel management fees. Under a bareboat charter, the daily hire rate includes only lease component related to the right of use of the vessel. The revenue earned based on time charters is not negotiated in separate components. Revenue from the Company’s time charters and bareboat charters of vessels is accounted for as operating leases on a straight line basis based on the average fixed rentals over the minimum fixed rental period of the time charter and bareboat charter agreements, as service is performed.

The Company elected the practical expedient which allows the Company to treat the lease and non-lease components as a single lease component for the leases where the timing and pattern of transfer for the nonlease component and the associated lease component to the lessees are the same and the lease component, if accounted for separately, would be classified as an operating lease. The combined component is therefore accounted for as an operating lease under ASC 842, as the lease components are the predominant characteristics, in 2020 and 2019.

The Company adopted the new “Leases” standard (Topic 842) on January 1, 2019 using the modified retrospective method. The Company elected the practical expedient to use the effective date of adoption as the date of initial application. Furthermore the Company elected practical expedients, which allow entities (i) to not reassess whether any expired or existing contracts are considered or contain leases; (ii) to not reassess the lease classification for any expired or existing leases (iii) to not reassess initial direct costs for any existing leases and (iv) which allows to treat the lease and non-lease components as a single lease component due to its predominant characteristic. The adoption of this standard did not have a material effect on the  consolidated financial statements since the Company is primarily a lessor and the accounting for lessors is largely unchanged under this standard.

Voyage Expenses

Voyage Expenses:  Voyage expenses include port and canal charges, bunker (fuel) expenses (bunker costs are normally covered by the Company’s charterers, except in certain cases such as vessel re‑positioning), address commissions and brokerage commissions. Under multi‑year time charters and bareboat charters, such as those on which the Company charters its containerships and under short‑term time charters, the charterers bear the voyage expenses other than brokerage and address commissions. As such, voyage expenses represent a relatively small portion of the vessels’ overall expenses.

Vessel Operating Expenses

Vessel Operating Expenses:  Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses for repairs and maintenance, the cost of spares and consumable stores, tonnage taxes and other miscellaneous expenses. Aggregate expenses increase as the size of the Company’s fleet increases. Under multi‑year time charters, the Company pays for vessel operating expenses. Under bareboat charters, the Company’s charterers bear most vessel operating expenses, including the costs of crewing, insurance, surveys, drydockings, maintenance and repairs.

General and administrative expenses

General and administrative expenses:  General and administrative expenses include management fees paid to the vessels’ manager (refer to Note 11, “Related Party Transactions”), audit fees, legal fees, board remuneration, executive officers compensation, directors & officers insurance and stock exchange fees.

Repairs and Maintenance

Repairs and Maintenance:  All repair and maintenance expenses are charged against income when incurred and are included in vessel operating expenses in the accompanying Consolidated Statements of Operations.

Troubled Debt Restructuring and Accumulated Accrued Interest

Troubled Debt Restructuring and Accumulated Accrued Interest: Prior to the finalization of the Refinancing (refer to Note 10, “Long-Term Debt, Net”), the Company concluded that it was experiencing financial difficulty and that certain of the lenders granted a concession (as part of the Refinancing). The Company was experiencing financial difficulty primarily as a result of the projected cash flows not being sufficient to service the balloon payment due as of December 31, 2018 without restructuring and the Company was not able to obtain funding from sources other than existing creditors at an effective interest rate equal to the current market interest rate for similar debt. As a result, the accounting guidance for troubled debt restructuring (“TDR”) was applied at the Closing Date. The TDR accounting guidance requires the Company to record the value of the new debt to its restructured undiscounted cash flows over the life of the loan, including cash flows associated with the remaining scheduled interest and principal payments not to exceed the carrying amount of the original debt. In cases in which the recorded value of the debt instrument exceeds the sum of undiscounted future cash flows to be received under the restructured debt instrument, the recorded value is reduced to the sum of undiscounted future cash flows, and a gain is recorded. As a result of the TDR accounting, the interest expense related to the future periods on certain facilities was recognized under the accumulated accrued interest line in the Balance Sheet. Interest payments relating to the future interest recognized in accumulated accrued interest, are recognized as a reduction to the accumulated accrued interest payable when these are paid. As a result, these interest payments are not recorded as interest expense.

When interest rates change, actual cash flows will differ from the cash flows measured on the Refinancing closing  date. The accounting treatment for changes in cash flows due to changes in interest rates depends on whether there is an increase or a decrease from the spot interest rate used in the initial TDR accounting (“threshold interest rate”). Fluctuations in the effective interest rate after the Refinancing from changes in the interest rate or other cause are accounted for as changes in estimates in the periods in which these changes occur. Upon an increase in the interest rates from the threshold interest rate used to calculate accumulated accrued interest payable, the Company recognizes additional interest expenses in the period the expense is incurred. The additional interest expense is calculated by multiplying the difference between the current interest rate and the threshold interest rate with the current carrying value of the debt. A gain due to decrease in interest rates (‘interest windfall’) will not be recognized until the debt facilities have been settled and there are no future interest payments. In case there are subsequent increases in interest rates above the threshold interest rate after a previous decrease in interest rates, the carrying amount of the accumulated accrued interest will be reduced by the interest payments in excess of the threshold interest rate until the prior interest windfall due to decrease in the interest rates is recaptured on a cumulative basis.

The Paid-in-kind interest (“PIK interest”) related to each period will increase the carrying value of the loan facility and correspondingly decrease the carrying value of the accumulated accrued interest. PIK interest in excess of the amount recognized in the accumulated accrued interest is expensed in the period the expense is incurred.

Going Concern

Going Concern: The management of the Company assesses the Company’s ability to continue as a going concern at each period end. The assessment evaluates whether there are conditions that give rise to substantial doubt to continue as a going concern within one year from the consolidated financial statements issuance date.

If a substantial doubt to continue as a going concern is identified and after considering management’s plans this substantial doubt is alleviated the Company discloses the following: (i) principal conditions or events that raised substantial doubt about the Company’s ability to continue as a going concern (before consideration of management’s plans), (ii) management’s evaluation of the significance of those conditions or events in relation to the Company’s ability to meet its obligations, (iii) management’s plans that alleviated substantial doubt about the Company’s ability to continue as a going concern.

If a substantial doubt to continue as a going concern is identified and after considering management’s plans this substantial doubt is not alleviated the Company discloses the following: (i) a statement indicating that there is substantial doubt about the Company’s ability to continue as a going concern, (ii) principal conditions or events that raised substantial doubt about the Company’s ability to continue as a going concern, (iii) management’s evaluation of the significance of those conditions or events in relation to the Company’s ability to meet its obligations, and (iv) management’s plans that are intended to mitigate the conditions or events that raised substantial doubt about the Company’s ability to continue as a going concern.

The Company updates the going concern disclosure in subsequent periods until the period in which substantial doubt no longer exists disclosing how the relevant conditions or events that raised substantial doubt were resolved.

Segment Reporting

Segment Reporting:  The Company reports financial information and evaluates its operations by total charter revenues. Although revenue can be identified for different types of charters, management does not identify expenses, profitability or other financial information for different charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it has only one operating and reportable segment.

Derivative Instruments

Derivative Instruments:  The Company entered into interest rate swap contracts to create economic hedges for its interest rate risks. The Company recorded these financial instruments at their fair value. When such derivatives do not qualify for hedge accounting, changes in their fair value are recorded in the Consolidated Statement of Operations. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in the fair value of derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income (effective portion) and are reclassified to earnings when the hedged transaction is reflected in earnings. The ineffective portion of a derivative’s change in fair value is immediately recognized in income.

At the inception of the transaction, the Company documents the relationship between hedging instruments and hedged items, as well as its risk management objective and the strategy for undertaking various hedging transactions. The Company also documents its assessment, both at the hedge inception and on an ongoing basis, of whether the derivative financial instruments that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

On July 1, 2012, the Company elected to prospectively de‑designate fair value and cash flow interest rate swaps for which it was obtaining hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company’s cash flow interest rate swap agreements were recorded in earnings under “Loss on derivatives” from the de‑designation date forward.

The Company evaluated whether it is probable that the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain frozen in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately.

The Company does not use financial instruments for trading or other speculative purposes.

Earnings/(Loss) Per Share

Earnings/(Loss) Per Share:  The Company has presented net earnings/(loss) per share for all years presented based on the weighted average number of outstanding shares of common stock of Danaos Corporation at the reported periods. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. The warrants issued in 2011 and which expired in January 2019 were excluded from the diluted earnings/(loss) per share for the year ended December 31, 2019 and 2018, because they were antidilutive. Unvested shares of restricted stock are included in the calculation of the diluted earnings per share, unless considered antidilutive, based on the weighted average number of shares of restricted stock outstanding during the period.

Treasury Stock

Treasury Stock:  The Company recognizes treasury stock based on the price paid to repurchase its shares, including direct costs to acquire treasury stock. Treasury stock is recorded as a reduction from common stock at its par value and the price paid in excess of par value and direct cots, if any, as a reduction from additional paid-in capital. Treasury stock is excluded from average common shares outstanding for basic and diluted earnings per share.

Equity Compensation Plan

Equity Compensation Plan:  The Company has adopted an equity compensation plan (the “Plan”) in 2006 (as amended on August 2, 2019), which is generally administered by the compensation committee of the Board of Directors. The Plan allows the plan administrator to grant awards of shares of common stock or the right to receive or purchase shares of common stock to employees, directors or other persons or entities providing significant services to the Company or its subsidiaries. The actual terms of an award will be determined by the plan administrator and set forth in written award agreement with the participant. Any options granted under the Plan will be accounted for in accordance with the accounting guidance for share‑based compensation arrangements.

The aggregate number of shares of common stock for which awards may be granted under the Plan shall not exceed 1,000,000 shares plus the number of unvested shares granted before August 2, 2019. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence. Unless otherwise set forth in an award agreement, any awards outstanding under the Plan will vest immediately upon a “change of control”, as defined in the Plan. Refer to Note 17, “Stock Based Compensation”.

As of April 18, 2008, the Company established the Directors Share Payment Plan (“Directors Plan”). The purpose of the Directors Plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. Each member of the Board of Directors of the Company may participate in the Directors Plan. Pursuant to the terms of the Directors Plan, Directors may elect to receive in Common Stock all or a portion of their compensation. On the last business day of each quarter, the rights of common stock are credited to each Director’s Share Payment Account. Following December 31st of each year, the Company will deliver to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. Refer to Note 17, “Stock Based Compensation”.

As of April 18, 2008, the Board of Directors and the Compensation Committee approved the Company’s ability to provide, from time to time, incentive compensation to the employees of Danaos Shipping Company Limited (the “Manager”), in the form of free shares of the Company’s common stock under the Plan. Prior approval is required by the Compensation Committee and the Board of Directors. The plan was effective since December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods. Refer to Note 17, “Stock Based Compensation”.

Newly Implemented Accounting Policies

Newly Implemented Accounting Principles:

The Company adopted Topic 326 “Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments” on January 1, 2020. This standard provides new guidance for measuring and recognizing credit losses on financial instruments using the modified retrospective approach with a cumulative effect adjustment to opening retained earnings recorded at the beginning of the period of adoption. The standard applies to the allowance for uncollectible debt securities in the Company’s books, but did not result in any significant changes to the allowance methodology and did not have a material impact on the Company’s consolidated financial statements for the year ended December 31, 2020.

In March 2020, the FASB issued ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. In January 2021, the FASB issued ASU 2021-01, “Reference Rate Reform (Topic 848)–Scope” which clarifies the scope of Topic 848. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2022. There was no impact to the Company’s consolidated financial statements for the year ended December 31, 2020 as a result of adopting this standard update. Currently, the Company has various contracts that reference LIBOR and is assessing how this standard may be applied to possible future specific contract modifications.